As Filed with the Securities and Exchange Commission on March 6, 2002
                                                              File No. 333-82294

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                        |X| Pre-Effective Amendment No. 1
                       |_| Post-Effective Amendment No. __


                                 ABN AMRO FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 223-2139

                                _________________

                               KENNETH C. ANDERSON
                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                     (Name and Address of Agent for Service)

                                    Copy to:

                                CATHY G. O'KELLY
                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

                                _________________

         Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

         No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective as such date as the Commission, acing pursuant to said Section 8(a), may determine.

         There are no amendments to the Registration Statement on Form N-14 filed on February 6, 2002; that form of Registration Statement is hereby incorporated by reference in its entirety. The purpose of this Pre-Effective Amendment No. 1 is to delay the effectiveness of the Registration Statement filed on February 6, 2002.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Chicago, the State of Illinois, on the 6th day of March, 2002.

                                             ABN AMRO Funds


                                             By   /s/ Kenneth C. Anderson
                                                --------------------------------
                                                  Kenneth C. Anderson, President

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

/s/ Leonard F. Amari                    Trustee                    March 6, 2002
---------------------------                                        -------------
Leonard F. Amari                                                       Date

/s/ Stuart D. Bilton           Chairman, Board of Trustees         March 6, 2002
---------------------------                                        -------------
Stuart D. Bilton                                                       Date

/s/ Arnold F. Brookstone                Trustee                    March 6, 2002
---------------------------                                        -------------
Arnold F. Brookstone                                                   Date

/s/ Robert Feitler                      Trustee                    March 6, 2002
---------------------------                                        -------------
Robert Feitler                                                         Date

/s/ Robert A. Kushner                   Trustee                    March 6, 2002
---------------------------                                        -------------
Robert A. Kushner                                                      Date

/s/ Gregory T. Mutz                     Trustee                    March 6, 2002
---------------------------                                        -------------
Gregory T. Mutz                                                        Date

/s/ Robert B. Scherer                   Trustee                    March 6, 2002
---------------------------                                        -------------
Robert B. Scherer                                                      Date

/s/ Nathan Shapiro                      Trustee                    March 6, 2002
---------------------------                                        -------------
Nathan Shapiro                                                         Date

/s/ Denis Springer                      Trustee                    March 6, 2002
---------------------------                                        -------------
Denis Springer                                                         Date

/s/ James Wynsma                        Trustee                    March 6, 2002
---------------------------                                        -------------
James Wynsma                                                           Date

/s/ Kenneth C. Anderson                President                   March 6, 2002
---------------------------   (Principal Executive Officer)        -------------
Kenneth C. Anderson                                                    Date

/s/ Gerald F. Dillenburg    Senior Vice President, Secretary &     March 6, 2002
---------------------------  Treasurer (Principal Accounting &     -------------
Gerald F. Dillenburg               Financial Officer)                  Date